Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	Rights attached to the shares:

1.	Ordinary shares:

Subject to our current AOA, the holders of Ordinary shares have the right to receive notices to attend and vote in general meetings of the Company’s shareholders, and the right to share in dividends and other distributions upon liquidation.

a.	On October 30, 2018, the Company closed an Initial Public Offering (“IPO”) of its Ordinary shares on the Nasdaq, under the symbol “GMDA” which resulted in the sale of 6,250,000 Ordinary shares at a public offering price of $8 per share, before underwriting discounts. The underwriters purchased 398,368 additional shares at a public offering price of $8 per share. The Company received net proceeds from the IPO of $47,241 (net of issuance costs and underwriting discounts of $5,947). Upon the closing of the IPO, all of the Company’s outstanding Preferred shares automatically converted into 17,289,289 Ordinary shares.

b.	On July 1, 2019, the Company closed a follow-on offering (“offering”) of its Ordinary shares on the Nasdaq, which resulted in the sale of 7,000,000 Ordinary shares at a public offering price of $5 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 1,050,000 additional shares at a public offering price of $5 per share and exercised in full their option to purchase an additional 1,050,000 Ordinary shares at the public offering price of $5 per share. The exercise of the underwriters’ option closed on July 8, 2019. The Company received net proceeds from the offering of $37,140 (net of issuance costs and underwriting discounts of $3,110).

c.	On May 21, 2020, the Company closed a second follow-on offering of its Ordinary shares on the Nasdaq, which resulted in the sale of 13,333,334 ordinary shares at a public offering price of $4.50 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 2,000,000 additional shares at a public offering price of $4.50 per share and exercised in full their option to purchase such shares. The exercise of the underwriters’ option closed on May 26, 2020. The Company received net proceeds from the offering of $63,860 (net of issuance costs and underwriting discounts of $5,140).

d.	On December 17, 2020, the Company closed a third follow-on offering of its Ordinary shares on the Nasdaq, which resulted in the sale of 8,125,000 Ordinary shares at a public offering price of $8 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 1,218,750 additional shares at a public offering price of $8 per share and exercised in full their option to purchase such shares. The exercise of the underwriters’ option closed on December 17, 2020. The Company received net proceeds from the offering of $68,988 (net of issuance costs and underwriting discounts of $5,762).